Subsequent Events (Details) - USD ($)			3 Months Ended		12 Months Ended
	May 07, 2026	Feb. 05, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 11, 2026	Aug. 07, 2026
Subsequent Events [Line Items]
Deferred offering costs			$ 460,915
Working capital	$ 75,000
Legal fees			75,000		$ 65,000
Subsequent Events [Member]
Subsequent Events [Line Items]
Issued shares (in Shares)		240,400
Working capital	75,000
Forecast [Member]
Subsequent Events [Line Items]
Deferred offering costs			460,915
Working capital	$ 75,000
Percentage of interest rate of bearing	16.00%						0.00%	16.00%
Legal fees			75,000
Notes [Member] | Related Party [Member]
Subsequent Events [Line Items]
Principal amount			75,000
Notes [Member] | Related Party [Member] | Forecast [Member]
Subsequent Events [Line Items]
Principal amount			$ 75,000
Common Stock [Member]
Subsequent Events [Line Items]
Issued shares (in Shares)				100		13,892
Common Stock [Member] | Subsequent Events [Member]
Subsequent Events [Line Items]
Issued shares (in Shares)		240,400
Percentage of common stock trading volume		10.00%